Investments in Equity Affiliates (Details) (Yisheng [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, beginning balance	$ 0	$ 255,281	$ 0
Equity Investment			522,252
Share of loss	0	(252,585)	(263,313)
Foreign currency translation	0	(2,696)	(3,658)
Investment in affiliates, ending balance	$ 0	$ 0	$ 255,281